RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS
Related party transactions
(in thousands)	2021	2020

Management fees:
Base and variable fees	$1,069	$2,011
Discretionary fees	350	300
Commission fees	697	293
Termination fee	5,848	-
	$7,964	$2,604

Related party compensation
(in thousands)	2021	2020

Salaries and short-term employee benefits	$(2,546)	$(1,899)
Share-based compensation	(2,277)	(1,507)
Key management personnel compensation	$(4,823)	$(3,406)